Convertible Debt (Details Narrative)) - USD ($)	5 Months Ended	6 Months Ended
	Apr. 11, 2023	Jun. 30, 2023	Apr. 11, 2023
EB CD [member]
Statement [Line Items]
Conversion price	$ 41.00	$ 41.00	$ 41.00
Share price	$ 6.09	$ 3.02
Risk-free interest rate	4.70%	5.38%
Expected dividend yield	0.00%	0.00%
Expected term	10 months 13 days	7 months 24 days
Expected term		3 years
Interest rate	10.00%	10.00%	10.00%
Warrant exercise price	$ 60.00	$ 60.00
Convertible [member]
Statement [Line Items]
Conversion price	4.40	4.40	$ 4.40
Share price	$ 6.09	$ 3.02	$ 6.09
Principal amount		$ 1,250,000
Risk-free interest rate	3.89%	4.75%
Expected dividend yield	0.00%	0.00%	0.00%
Expected term	2 years 4 months 20 days	2 years 2 months 1 day
Interest rate	7.00%	7.00%	7.00%
Expected volatility		110.00%